Intangible Assets and Goodwill - Schedule of Intangible Assets (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Finite Lived And Indefinite Lived Intangible Assets By Major Class [Line Items]
Finite and indefinite lived intangible assets, gross	$ 16,953		$ 16,953	$ 21,505	$ 30,297
Finite and indefinite lived intangible assets, accumulated amortization	(3,912)		(3,802)	(7,635)	(8,958)
Intangible assets, net carrying amount	13,041		13,151	13,870	21,339
Intangible assets
Acquisitions gross				43
Finite and indefinite lived intangible assets sold, gross				(8,535)
Finite and indefinite lived intangible assets sold, accumulated amortization				2,003
Finite and indefinite lived intangible assets, fully amortized asset adjustments, gross			(4,552)	(300)
Finite and indefinite lived intangible assets, fully amortized asset adjustments, accumulated amortization			4,552	300
Amortization expense	(110)	$ (226)	(719)	(980)
Bed Licenses Separable
Finite Lived And Indefinite Lived Intangible Assets By Major Class [Line Items]
Finite and indefinite lived intangible assets, gross	2,471		2,471	2,471	2,471
Intangible assets, net carrying amount	2,471		2,471	2,471	2,471
Bed Licenses Included In Property And Equipment
Finite Lived And Indefinite Lived Intangible Assets By Major Class [Line Items]
Finite and indefinite lived intangible assets, gross	14,276		14,276	14,276	22,811
Finite and indefinite lived intangible assets, accumulated amortization	(3,858)		(3,754)	(3,339)	(4,849)
Intangible assets, net carrying amount	10,418		10,522	10,937	17,962
Intangible assets
Finite and indefinite lived intangible assets sold, gross				(8,535)
Finite and indefinite lived intangible assets sold, accumulated amortization				2,003
Amortization expense	(104)	(104)	(415)	(493)
Lease Agreements
Finite Lived And Indefinite Lived Intangible Assets By Major Class [Line Items]
Finite and indefinite lived intangible assets, gross	206		206	4,758	5,015
Finite and indefinite lived intangible assets, accumulated amortization	(54)		(48)	(4,296)	(4,109)
Intangible assets, net carrying amount	152		158	462	$ 906
Intangible assets
Acquisitions gross				43
Finite and indefinite lived intangible assets, fully amortized asset adjustments, gross			(4,552)	(300)
Finite and indefinite lived intangible assets, fully amortized asset adjustments, accumulated amortization			4,552	300
Amortization expense	$ (6)	$ (122)	$ (304)	$ (487)